Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Non-vested Restricted Shares Activity
A summary of
non-vested
Restricted Shareholders Shares activity for the year ended December 31, 2021 is presented below:

Number of shares
Outstanding as of December 31, 2020	12,554,722
Vested	12,554,722
Outstanding as of December 31, 2021	—

Summary of Company's Share Options
The following table sets forth the activities under the Company’s share options for the year
s
ended December 31, 2020 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Weighted Average Grant- date Fair Value	Aggregate Intrinsic Value
		RMB		RMB
Outstanding as of December 31, 2019	146,226,800	0.38	8.91	0.63	85,927
Granted	83,521,862	0.31	—	1.86	—
Exercised	—	—	—	—	—
Forfeited	(12,832,333)	0.46	—	0.63	—

Outstanding as of December 31, 2020	216,916,329	0.22	8.51	1.10	255,873

Granted	82,665,350	0.51	—	4.93	—
Exercised	(15,142,550)	0.41	—	1.42	—
Forfeited	(37,430,787)	0.29	—	2.41	—

Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248

Exercisable as of December 31, 2021	113,445,534	0.20	6.98	0.85	104,682

Summary of Estimated Fair Value of Share Options
The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

Year ended December 31
	2020	2021
Risk free rate of interest	2.51%-3.29%	1.47%-3.20%
Volatility	26%-28%	27%-28%
Dividend yield	—	—
Exercise multiples	2.2-2.8	2.2-2.8
Life of options (years)	10	10
Fair value of underlying ordinary shares	$0.17~$0.55	$0.14~$0.98

Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares
A summary of share-based compensation expense recognized related to share options granted and ordinary shares transfers is as follows:

	Year ended December 31,
	2020	2021
	RMB	RMB
Sales and marketing expenses	4,538	10,853
General and administrative expenses	210,011	190,252
Research and development expenses	13,279	25,056

	227,828	226,161